CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss before taxation	$ (40,377)	$ (42,802)	$ (19,251)
Adjustments for:
Share of losses of joint ventures	945	1,420	454
Net gain on disposal of businesses	0	0	(3,255)
Gain on deemed disposal of previously held joint venture interest	0	0	(213)
Loss (gain) on disposal of ships	788	298	(992)
Gain on disposal of plant and equipment	0	(4)	(68)
Depreciation and amortisation	51,549	48,763	14,291
Impairment loss recognised on ships	16,282	16,995	0
Impairment loss recognised on right-of-use assets	0	2,250	0
Impairment loss on goodwill and intangibles	0	3,179	0
Impairment loss on financial assets	1,823	0	1,583
Impairment loss on net disposal group	576	0	0
Impairment loss on office equipment, furniture and fittings and motor vehicles	138	0	0
Reversal of provision for onerous contracts	(325)	(408)	(457)
Recognition of share-based payments expenses	1,847	3,156	2,297
Net foreign exchange (gain) loss	(5,157)	709	(3,190)
Interest expense	16,938	11,916	6,517
Interest income	(565)	(1,979)	(3,787)
Components of defined benefit costs recognised in profit or loss	152	183	206
Operating cash flows before movements in working capital and ships	44,614	43,676	(5,865)
Inventories	4,019	(1,644)	(1,576)
Trade receivables, other receivables and prepayments	5,594	(1,506)	(1,689)
Contract assets	2,943	(2,063)	(123)
Trade and other payables	(4,085)	5,796	(2,561)
Contract liabilities	1,014	28	(331)
Due to related parties	0	638	0
Due from related parties	(398)	0	(6,002)
Operating cash flows before movements in ships	53,701	44,925	(18,147)
Capital expenditure on ships	(9,021)	(106,107)	(21,351)
Proceeds from disposal of ships	40,366	15,634	8,313
Net cash generated from (used in) operations	85,046	(45,548)	(31,185)
Interest paid	(14,950)	(11,307)	(5,860)
Interest received	725	1,825	1,363
Income tax paid	(437)	(557)	(1,678)
Net cash flows generated from (used in) operating activities	70,384	(55,587)	(37,360)
Investing activities
Repayment to related parties	(2,060)	0	0
Repayment from related parties	0	7,648	14,054
Repayment of loans from joint venture	5,127	20,268	0
Cash inflow from acquisition of assets		0	952
Purchase of plant and equipment	(67)	(94)	(368)
Purchase of intangible assets	(352)	(161)	0
Proceeds from disposal of plant and equipment	0	5	68
Net proceeds from disposal of businesses (Note 41.3)	0	0	25,318
Dividends and distributions received from a joint venture	3,106	7,500	0
Payment for acquisition of subsidiary, net of cash acquired (Note 41.1)	(28,313)	0	0
Net cash (used in) generated from investing activities	(22,559)	35,166	40,024
Financing activities (Note A and Note B)
Long-term interest bearing debt raised	60,718	95,824	104,549
Payment of capital portion of long term interest-bearing debt	(74,908)	(45,540)	(99,503)
Principal repayments on lease liabilities	(27,948)	(29,905)	0
Repayment to related parties	0	0	(8,351)
Acquisition of treasury shares	0	(1,993)	0
Restricted cash	155	987	(8,582)
Net cash flows (used in) generated from financing activities	(41,983)	19,373	(11,887)
Net increase (decrease) in cash and cash equivalents	5,842	(1,048)	(9,223)
Cash and cash equivalents at the beginning of the year (Note 6)	32,527	33,498	45,245
Effect of exchange rate changes on the balance of cash held in foreign currencies	(427)	77	(2,524)
Cash and cash equivalents at the end of the year	$ 37,942	$ 32,527	$ 33,498